UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: March 31, 2007
Check here if Amendment[]; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       McDonnell Investment Management, LLC
Address:    1515 West 22nd Street
            Oak Brook, IL 60523


13F File Number: 028-10377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       Paul Carter
Title      Chief Compliance Officer
Phone      (630) 684-8646
Signature, Place, and Date of Signing:

_/s/_Paul_Carter_ in Chicago, IL on 05/14/2007


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  4
Form 13F Information Table Value Total (x 1000): 29,391


List of Other Included Managers:
No.    13F File Number:      Name:



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
                                                          FORM 13F INFORMATION TABLE
                                            	    	     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER  		TITLE OF CLASS    CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------
Mirant Corporation		   COMMON STK	  60467R100   9,686  239,403	SH	SOLE		 239,403
Owens Corning			   COMMON STK	  690742101  13,449  422,146 	SH	SOLE	 	 422,146
Penn West Energy		   COMMON STK	  707885109   5,141  176,000 	SH	SOLE		 176,000
SPDR Trust Series 1		   COMMON STK	  78462F103   1,114    7,850 	SH	SOLE	 			   7,850








</SEC-DOCUMENT>